Note 7 - Equity (Deficit)	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.	Equity (deficit)

The movement of equity (deficit) is as follows:

	BeyondSpring Inc.’s shareholders
					Accumulated
			Additional		other		Non	Total
	Ordinary share		paid-in	Accumulated	comprehensive	Subtotal	controlling	equity
	Shares	Amount	capital	deficit	(loss) gain		interests	(deficit)
		$	$	$	$	$	$	$

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares	309,868	-	5,429	-	-	5,429	-	5,429
Share-based compensation	100,000	-	1,287	-	-	1,287	-	1,287
Capital injection shared by Noncontrolling interests	-	-	(578)	-	-	(578)	578	-
Foreign currency translation adjustment loss	-	-	-	-	34	34	(3)	31
Net loss	-	-	-	(14,645)	-	(14,645)	(802)	(15,447)

Balances at June 30, 2019 (unaudited)	23,594,480	2	177,088	(193,405)	76	(16,239)	(1,843)	(18,082)

Balances at January 1, 2018 (audited)	22,530,702	2	151,147	(123,891)	(182)	27,076	960	28,036
Issuance of ordinary shares	-	-	13,345	-	-	13,345	-	13,345
Share-based compensation	-	-	5,191	-	-	5,191	2	5,193
Foreign currency translation adjustment gain	-	-	-	-	82	82	22	104
Net loss	-	-	-	(25,822)	-	(25,822)	(1,046)	(26,868)

Balances at June 30, 2018 (unaudited)	22,530,702	2	169,683	(149,713)	(100)	19,872	(62)	19,810